SCHEDULE OF TOTAL LEASE COST (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Leases
Operating lease expense	$ 36,122	$ 36,122	$ 144,488	$ 135,850
Depreciation of capitalized finance lease assets	9,465		14,564
Interest expense on finance lease liabilities	6,475		12,002
Total lease cost	$ 52,062	$ 36,122
Finance lease expense			$ 171,054	$ 135,850